Capital structure and financial items - Financial risks - Derecognised Receivables (Details) - More than 12 months - Receivables - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USA
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 3,672	kr 3,587	kr 3,328
Japan
Disclosure of continuing involvement in derecognised financial assets [line items]
Derecognised receivables without recourse	kr 2,149	kr 1,937	kr 2,024